Related Party Payables	12 Months Ended
Oct. 31, 2012
Related Party Payables [Abstract]
Related Party Payables
Note 7 - Related Party Payables

The Company recorded interest on promissory notes entered into with former members of the Board of Directors who resigned their positions with the Company on January 29, 2009.  For the years ended October 31, 2012 and 2011, the Company recorded interest of $2,072 and $2,072, respectively related to these notes.